LEASES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2022		$ 127
Total lease payments		127
Less: imputed interest		(3)
Present value of lease liabilities		124
Less: current portion of lease liabilities		124
Finance Leases
Remainder 2021	$ 167
2022	620	469
2023	306	445
2024	239	177
2025	148	131
Thereafter	23
Total lease payments	1,503	1,331
Less: imputed interest	(174)	(162)
Present value of lease liabilities	1,329	1,169
Less: current portion of lease liabilities	579	397
Noncurrent lease liabilities	750	772
Total Lease Liabilities
Remainder 2021	167	596
2022	620	445
2023	306	177
2024	239	131
2025	148	95
Thereafter	23	14
Total lease payments	1,503	1,458
Less: imputed interest	(174)	(165)
Present value of lease liabilities	1,329	1,293
Less: current portion of lease liabilities	579	521
Noncurrent lease liabilities	$ 750	$ 772